PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

Condensed balance sheets

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	1,510	17,466	2,460
Prepayments and other current assets	24,271	24,999	3,521
Total current assets	25,781	42,465	5,981
Total assets	25,781	42,465	5,981

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short term loan	32,417	41,179	5,800
Long-term debts due within one year	111,028	110,574	15,574
Accrued expenses and other liabilities	11,649	20,483	2,885
Derivative liability	5,290	163	23
Amounts due to subsidiaries	1,729,363	1,992,011	280,568
Total current liabilities	1,889,747	2,164,410	304,850
Total liabilities	1,889,747	2,164,410	304,850

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-96,565,584 and 96,565,584 as of December 31, 2022 and 2023; outstanding shares-84,463,737 and 84,463,737 as of December 31, 2022 and 2023, respectively)	68	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares‑45,787,948; issued shares-45,787,948 and 45,787,948 as of December 31, 2022 and 2023; outstanding shares- 45,787,948 and 45,787,948 as of December 31, 2022 and 2023, respectively)	37	37	5
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2022 and 2023, respectively)	(7)	(7)	(1)
Additional paid-in capital	1,930,633	2,007,965	282,816
Accumulated other comprehensive loss	(27,766)	(65,419)	(9,214)
Accumulated deficit	(3,766,931)	(4,064,589)	(572,485)
Total shareholders’ equity (deficit)	(1,863,966)	(2,121,945)	(298,869)
Total liabilities and shareholders’ equity (deficit)	25,781	42,465	5,981

Schedule of condensed statements of comprehensive loss

Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
General and administrative expenses	(14,428)	5,242	(2,414)	(340)
Selling expenses	(2,090)	(524)	—	—
Operating loss	(16,518)	4,718	(2,414)	(340)
Equity in loss of subsidiaries	(793,117)	(605,175)	(314,122)	(44,246)
Interest income	—	—	14	2
Interest expense	(1,459)	(10,394)	(9,926)	(1,398)
Changes in fair value of derivatives	—	1,055	5,282	744
Other income, net	—	96,609	(1,008)	(142)
Foreign exchange gain(loss)	(9,527)	23,526	24,516	3,453
Net loss	(820,621)	(489,661)	(297,658)	(41,927)
Other comprehensive income (loss)
Foreign currency translation, net of tax of nil	14,821	(53,964)	(6,480)	(913)
Unrealized losses on available-for-sale securities, net	—	—	(31,173)	(4,391)
Total other comprehensive (loss) income	14,821	(53,964)	(37,653)	(5,304)
Comprehensive loss	(805,800)	(543,625)	(335,311)	(47,231)

Schedule of condensed statements of cash flows

Condensed statements of cash flows

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	(9,301)	(2,047)	(1,258)	(177)
Net cash (used in) generated from investing activities	(88,546)	(29,335)	15,655	2,205
Net cash (used in) generated from financing activities	110,876	16,591	1,590	224

Exchange rate effect on cash	(50)	1,243	(31)	(5)

Net (decrease) increase in cash	12,979	(13,548)	15,956	2,247
Cash at beginning of the year	2,079	15,058	1,510	213

Cash at end of the year	15,058	1,510	17,466	2,460